Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 10: GOODWILL AND OTHER INTANGIBLE ASSETS

a.	The following table presents activity in goodwill and intangible assets during the year ended on December 31, 2022.

	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total

Intangible assets, at cost:
Balance as of January 1, 2021	$-	$-	$-	$-	$-	$-
Additions from business combination	445	1,830	1,699	430	2,387	6,791
Adjustments arising from translating financial statements from functional currency to presentation currency	22	75	23	-	68	188

Balance as of December 31, 2021	467	1,905	1,722	430	2,455	6,979
Additions from business combination	-	-	-	-	-	-
Adjustments arising from translating financial statements from functional currency to presentation currency	(51)	(173)	(61)	-	(165)	(450)

Balance as of December 31, 2022	$416	$1,732	$1,661	$430	$2,290	$6,529

	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total
Accumulated amortization and impairment:
Balance as of January 1, 2021	$-	$-	$-	$-	$-	$-
Amortization recognized in the year	23	75	-	32	-	130

Balance as of December 31, 2021	23	75	-	32	-	130
Impairment of technology	-	-	-	361	-	361
Amortization recognized in the year	41	142	-	37	-	220

Balance as of December 31, 2022	$64	$217	$-	$430	$-	$711

Intangible assets at cost, net at December 31, 2021	444	1,830	1,722	398	2,455	6,849
Intangible assets at cost, net at December 31, 2022	$352	$1,515	$1,661	$-	$2,290	$5,818

b.	Acquisitions during the year:

No acquisitions were made during the year ended December 31, 2022. Licenses don’t have a fixed term and do not require renewal. Consequently, Licenses have an indefinite useful life.

c.	Amortization expenses:

Amortization expense of intangible assets of $220, $130 and $0 is recorded in profit or loss within General and administrative expenses for the years ended December 31, 2022, 2021 and 2020, respectively.

d.	Impairment of goodwill and other intangible assets:

During the year ended on December 31, 2022 and 2021, the Company recorded impairment of intangible assets with a definite useful life related to Technology of $361 and $0, respectively.

As of December 31, 2022, the carrying amount of Goodwill and Licenses were allocated as follows (each representing a cash-generating unit):

	ILSB	INXS	Total

Goodwill	$1,273	$1,017	$2,290

Licenses	$461	$1,200	$1,661

Trade Name	$352	$-	$352

Customer Relationships	$283	$1,232	$1,515

The recoverable amount of ILSB was determined based on the value in use which is calculated at the expected estimated future cash flows from this cash-generating unit, as determined according to the budget for the next five years and approved by the Company’s management. The pre-tax discount rate of the cash flows is 23.45%. The projected cash flows for the period exceeding five years is estimated using a fixed growth rate of 3%, representing the long-term average growth rate as customary in the cash generating unit.

The recoverable amount of OFN was determined based on the value in use which is calculated at the expected estimated future cash flows from this cash-generating unit, as determined according to the budget for the next five years and approved by the Company’s management. The pre-tax discount rate of the cash flows is 27.19%. The projected cash flows for the period exceeding five years is estimated using a fixed growth rate of 3%, representing the long-term average growth rate as customary in the cash generating unit.

The value in use for all cash-generating units may change if any changes occur in the following key assumptions:

●	Discount rate.

●	Growth rate for the period exceeding the five budget years.

Discount rate - the discount rate reflects management’s assumptions regarding each unit’s specific risk. In determining the appropriate discount rate for each unit, the Company relied on the ten-year return on Government bonds.

Sensitivity analysis of changes in assumptions: With respect to the assumptions used in determining the value in use as described above, management believes that there are no potential changes in the key assumptions detailed above, which might lead to a significant change in the carrying amounts of ILSB and OFN over their recoverable amounts.